FINANCIAL EXPENSES (INCOME), NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
FINANCIAL EXPENSES (INCOME), NET

	Six months ended
	June 30,
	2015	2014
	Unaudited

Bank charges	$4	$7
Foreign currency translation adjustments	(27)	9
Issuance cost related to warrants to investors and service provider	-	489
Change in fair value of warrants	376	(538)

Total Financial expenses (income), net	$353	$(33)

b.	Financial expenses, net:

	Year ended December 31,
	2014	2013

Bank charges	$23	$21
Foreign currency adjustments losses	33	55
Issuance cost related to warrants to investors and service provider	533	-
Incremental value to the February 2014 Investors that resulted from Exchange Agreement	3,124	-
Change in the fair value of warrants	(2,194)	293

Total Financial expenses, net	$1,519	$369